Related party transactions (Details 3)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Statement [Line Items]
Total contributions	$ (42,000,000)		$ 228,000,000
Total dividends received	91,000,000		2,773,000,000
Total other transactions	0		2,094,000,000
Irrevocable contributions				$ 13,000,000
TGLT S.A. [Member]
Statement [Line Items]
By and change of shares			2,094,000,000
Gav - Yams [Member]
Statement [Line Items]
Dividends received		$ 0	2,004
Capitalized borrowing	0		0
Agro Uranga S.A. [Member]
Statement [Line Items]
Dividends received		75	39
Condor Hospitality Trust Inc. [Member]
Statement [Line Items]
Dividends received		0	48
Shufersal [member]
Statement [Line Items]
Dividends received		0	601
Manibil [Member]
Statement [Line Items]
Irrevocable contributions	0		131,000,000
Puerto Retiro S.A. [Member]
Statement [Line Items]
Irrevocable contributions	0		26,000,000
Quality Invest S.A. [Member]
Statement [Line Items]
Irrevocable contributions	(30,000,000)		71,000,000
Uranga Trading S.A. [Member]
Statement [Line Items]
Irrevocable contributions	$ 16,000,000		0
EMCO [Member]
Statement [Line Items]
Dividends received		0	24
Nuevo Puerto Santa Fe S.A. [Member]
Statement [Line Items]
Dividends received		$ 0	57
Other [Member]
Statement [Line Items]
Irrevocable contributions			$ 0